EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY METHOD INVESTMENTS [Abstract]
Equity Method Investment
	December 31, 2021	December 31, 2020
Equity method investment
Hangzhou Hezhe Energy Technology Co., Ltd. (“Hangzhou Hezhe”) (1)	$329,197	$-
Total	$329,197	$-

(1)
On June 23, 2021, Cenntro invested RMB2,000,000 (approximately $314,030) in Hangzhou Hezhe to acquire 20% of its equity interest. The Company accounts for the investment under the equity method because the Company controls 33% of voting interests in board of directors, and has the ability to exercise significant influence over Hangzhou Hezhe. For the year ended December 31, 2021, the Company recognized investment gain of $15,167 based on its proportionate share of equity interest.